Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Brookstone Dividend Stock ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	24.85%
Brookstone Dividend Stock ETF | Dow Jones US Select Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.12%	17.65%
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.49%)	12.62%
Performance Inception Date		Sep. 27, 2023
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.97%)	11.23%
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.86%)	9.35%
Brookstone Growth Stock ETF | S&P 500 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	22.23%		30.95%
Brookstone Growth Stock ETF | Dow Jones Industrial Average 1 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.92%		19.25%
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.38%		24.07%
Performance Inception Date		Sep. 26, 2023
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.38%		23.80%
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.29%		18.77%
Brookstone Value Stock ETF | Dow Jones Industrial Average 1 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	14.92%		19.25%
Brookstone Value Stock ETF | S&P 500 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	13.19%		17.71%
Brookstone Value Stock ETF | Brookstone Value Stock ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.69%		14.74%
Performance Inception Date		Sep. 26, 2023
Brookstone Value Stock ETF | Brookstone Value Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.11%		13.75%
Brookstone Value Stock ETF | Brookstone Value Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%		11.04%
Brookstone Intermediate Bond ETF | Bloomberg U.S. Treasury Bills: 1-3 Months Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.30%		6.72%
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.19%		5.34%
Performance Inception Date		Sep. 26, 2023
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.96%		4.13%
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.65%		3.57%
Brookstone Ultra-Short Bond ETF | Bloomberg U.S. Treasury Bills: 1-3 Months Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	4.29%		4.89%
Brookstone Ultra-Short Bond ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%		6.72%
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.19%		3.83%
Performance Inception Date		Sep. 26, 2023
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.86%		2.36%
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.88%		2.30%
Brookstone Active ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]	17.88%	24.85%
Brookstone Active ETF | Dow Jones US Select Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	13.82%	14.35%
Brookstone Active ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	7.30%	6.91%
Brookstone Active ETF | Brookstone Active ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.51%	16.20%
Performance Inception Date		Sep. 27, 2023
Brookstone Active ETF | Brookstone Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	15.59%
Brookstone Active ETF | Brookstone Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	12.40%
Brookstone Opportunities ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.88%	24.85%
Brookstone Opportunities ETF | Dow Jones Moderate Portfolio Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	13.82%	14.35%
Brookstone Opportunities ETF | Brookstone Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.08%	14.22%
Performance Inception Date		Sep. 27, 2023
Brookstone Opportunities ETF | Brookstone Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.39%	13.53%
Brookstone Opportunities ETF | Brookstone Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	10.76%
Brookstone Yield ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]	7.30%	6.91%
Brookstone Yield ETF | Bloomberg U.S. Corporate High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]	8.62%	10.85%
Brookstone Yield ETF | Brookstone Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.85%	13.13%
Performance Inception Date		Sep. 27, 2023
Brookstone Yield ETF | Brookstone Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.75%	9.74%
Brookstone Yield ETF | Brookstone Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	8.64%

[1]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Dow Jones US Select Dividend Index is one hundred stocks that are selected to the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividend. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The S&P 500® Growth Index measures constituents from the S&P 500 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price, and momentum. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The Dow Jones Industrial Average is a stock market index of 30 prominent companies listed on stock exchanges in the United States. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Dow Jones Industrial Average is a stock market index of 30 prominent companies listed on stock exchanges in the United States. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[6]	The S&P 500® Value Index measures constituents from the S&P 500 Index that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[8]	The Bloomberg U.S. Treasury Bills: 1-3 Months Index tracks the market for treasury bills issued by the U.S. government with time to maturity between 1 and 3 months. US Treasury bills are issued in fixed maturity terms of 4, 8, 13, 17, 26 and 52 weeks. The Bloomberg U.S. Treasury Bills: 1-3 Months Index is a component of the U.S. Short Treasury Index. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[9]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[10]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[11]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of U.S. stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate U.S. Portfolio Index risk level is set to 60% of the Dow Jones U.S. Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[12]	The Bloomberg U.S. Aggregate Bond Index, is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.
[13]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[14]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of U.S. stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate U.S. Portfolio Index risk level is set to 60% of the Dow Jones U.S. Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[15]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[16]	The Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded. The Bloomberg U.S Corporate High Yield Index is a component of the U.S. Universal and Global High Yield Indices. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.